Equity	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	Equity
a) Share capital and share premium
2020
At December 31, 2020, Telefónica, S.A.´s share capital amounted to 5,526,431,062 euros and is divided into 5,526,431,062 common shares, of a single series and with a par value of 1 euro each, fully paid in. All the shares of the Company have the same characteristics and carry the same rights and obligations.
On July 8, 2020, the deed was registered for a paid-up capital increase in the amount of 136,305,986 euros, in which 136,305,986 ordinary shares with a par value of 1 euro each were issued against reserves as part of the scrip dividend. Following the share capital increase, the share capital was set at 5,328,437,672 euros.
On December 30, 2020, the capital increased in the amount of 197,993,390 euros, in which 197,993,390 ordinary shares with a par value of 1 euro each were issued against reserves as part of the scrip dividend. Following the share capital increase, the share capital was set at 5,526,431,062 euros. On January 5, 2021 the deed was filed in Madrid Companies' Register.
The shares of Telefónica, S.A. are represented by book entries that are listed on the Spanish Electronic Market (within the selective Ibex 35 index) and on the four Spanish Stock Exchanges (Madrid, Barcelona, Valencia and Bilbao), as well as on the New York and Lima Stock Exchanges (on these latter two Exchanges through American Depositary Shares (ADSs), with each ADS representing one share of the Company).
2019
At December 31, 2019 Telefónica, S.A.´s share capital amounted to 5,192,131,686 euros and consisted of 5,192,131,686 fully paid ordinary shares of a single series, par value of 1 euro, all recorded by the book-entry system.
On May 16, 2019, Telefónica's shares ceased to be listed on the London Stock Exchange, and on July 12, 2019, Telefónica's shares ceased to be listed on the Argentine Stock Exchange.
Authorizations by Shareholders’ Meeting
As regards the authorizations conferred in respect of the share capital, the shareholders acting at the Ordinary General Shareholders’ Meeting held on June 12, 2020 resolved to delegate to the Board of Directors, as broadly as required by Law, pursuant to the provisions of Section 297.1.b) of the Companies Act, the power to increase the share capital on one or more occasions and at any time, within a period of five year from the date of adoption of such resolution, by the maximum nominal amount of 2,596,065,843 euros, equal to one-half of the share capital of the Company on the date of adoption of the resolution at the General Shareholders’ Meeting, issuing and floating the respective new shares for such purpose with or without a premium, the consideration for which will consist of monetary contributions, with express provision for incomplete subscription of the shares to be issued. The Board of Directors was also authorized to exclude pre-emptive rights in whole or in part, as provided in section 506 of the Companies Act. However, the power to exclude pre-emptive rights is limited to 20% of the share capital on the date on which the resolution is adopted. In accordance with the above-mentioned authorization, as of the end of fiscal year 2020, the Board would be authorized to increase the share capital by the maximum nominal amount of 2,596,065,843 euros.
Furthermore, the shareholders acting at the Ordinary General Shareholders’ Meeting of Telefónica, S.A. held on June 12, 2020 delegated to the Board of Directors, in accordance with the general rules governing the issuance of debentures and pursuant to the provisions of applicable law and the Company’s By-Laws, the power to issue debentures, bonds, notes and other fixed-income securities and hybrid instruments, including preferred shares, which may in all cases be simple, exchangeable and/or convertible and/or grant the holders thereof a share in the earnings of the Company, as well as warrants, with the power to exclude the pre-emptive rights of shareholders. The aforementioned securities may be issued on one or more occasions, within a maximum period of five years as from the date of adoption of the resolution. The securities issued may be debentures, bonds, notes and other fixed-income securities, or debt instruments of a similar nature, or hybrid instruments in any of the forms admitted by Law (including, among others, preferred interests) both simple and, in the case of debentures, bonds and hybrid instruments, convertible into shares of the Company and/or exchangeable for shares of the Company, of any of the companies of its Group or of any other company and/or giving the holders thereof an interest in the corporate earnings. Such delegation also includes warrants or other similar instruments that may entitle the holders thereof, directly or indirectly, to subscribe for or acquire newly-issued or outstanding shares, payable by physical delivery or through differences. The aggregate amount of the issuance or issuances of instruments that may be approved in reliance on this delegation may not exceed, at any time, 25,000 million euros or the equivalent thereof in another currency. In the case of notes and for purposes of the above-mentioned limits, the outstanding balance of those issued in reliance on the delegation shall be computed. In the case of warrants, and also for the purpose of such limit, the sum of the premiums and exercise prices of each issuance shall be taken into account.

Furthermore, under the aforementioned delegation resolution, the shareholders at the Ordinary General Shareholders’ Meeting of Telefónica, S.A. resolved to authorize the Board of Directors to guarantee, in the name of the Company, the issuance of the aforementioned instruments issued by the Companies belonging to its Group of Companies, within a maximum period of five years as from the date of adoption of the resolution.

Furthermore, on June 8, 2018, shareholders voted to authorize the acquisition by the Board of Directors of Telefónica, S.A. treasury shares, up to the limits and pursuant to the terms and conditions established at the Shareholders’ Meeting, within a maximum five-year period from that date. However, it specified that in no circumstances could the par value of the shares acquired, added to that of the treasury shares already held by Telefónica, S.A. and by any of its controlled subsidiaries, exceed the maximum legal percentage at any time.
b) Dividends
Dividends distribution in 2020
Approval was given at the General Shareholders’ Meeting of June 12, 2020 to pay a scrip dividend amounting to approximately 0.40 euros per share in two tranches, consisting of the assignment of free allotment rights with an irrevocable purchase commitment by the Company, and a subsequent capital increase by means of the issue of new shares to fulfill said allotments, following a specific calculation mechanism which might result in variations of the amount. The distribution of the first tranche, amounting approximately 0.20 euros per share, took place in June of 2020 and the second tranche, amounting approximately 0.20 euros per share, took place in December 2020, after the adoption of the corresponding corporate resolutions.
At its meeting held on June 12, 2020, the Board of Directors agreed to carry out the execution of the increase in paid-up capital, related to the shareholders compensation by means of a scrip dividend. Thus, each shareholder received one free allotment right for each Telefónica share held. Such free allotment rights were traded on the Continuous Market in Spain during a period of 15 calendar days. Once this trading period ended, the shareholders of 36.99% of the free-of-charge allotment rights accepted the irrevocable purchase commitment assumed by Telefónica, S.A. Cash payment was made on July 3, 2020 and had an impact in equity amounting to 371 million euros.
On the other hand, the shareholders of 63.01% of the free-of-charge allotment rights were entitled, therefore, to receive new shares of Telefónica, S.A. So the final number of shares issued after June 30, 2020 in the capital increase was 136,305,986 shares with a nominal value of 1 euro each.
The Executive Commission of Telefónica, S.A. Board of Directors meeting of December 4, 2020 agreed the implementation of the second capital increase with charge to reserves related to the shareholder compensation by means of a scrip dividend. The shareholders of 33.12% of the free-of-charge allotment rights accepted the irrevocable purchase commitment assumed by Telefónica, S.A. Cash payment was made on December 30, 2020 and had an impact in equity amounting to 342 million euros.
On the other hand, the shareholders of 66.88% of the free-of-charge allotment rights were entitled, therefore, to receive new shares of Telefónica, S.A. So the final number of ordinary shares with a nominal value of 1 euro issued in the capital increase was 197,993,390 corresponding to 3.72% of the share capital, being 197,993,390 euros the capital increase.
Dividends distribution in 2019
Approval was given at the General Shareholders' Meeting of June 7, 2019, to pay a gross dividend of 0.40 euros for each company share issued, in circulation and carrying entitlement to this distribution against unrestricted reserves, payable in two tranches. The first payment of a gross amount of 0.20 euros in cash per share was made on June 20, 2019 amounting to 1,023 million euros and the second payment of a gross amount of 0.20 euros in cash per share was made on December 19, 2019 amounting to 1,023 million euros.
Dividends distribution in 2018
Approval was given at the General Shareholders' Meeting of June 8, 2018 to pay a gross dividend of 0.40 euros for each company share issued, in circulation and carrying entitlement to this distribution against unrestricted reserves, payable in two tranches. The first payment of a gross amount of 0.20 euros in cash per share was made on June 15, 2018 amounting to 1,025 million euros and the second payment of a gross amount of 0.20 euros in cash per share was made on December 20, 2018 amounting to 1,026 million euros.
Proposed distribution of results of the parent company
Telefónica, S.A. generated 1,685 million euros of losses in 2020.
The Company’s Board of Directors will submit the following proposed distribution of 2020 profit for approval at the Shareholders’ Meeting:

Millions of euros
Unrestricted reserves	(1,685)
Total	(1,685)
c) Other equity instruments
Undated deeply subordinated securities
Unless specified otherwise, undated deeply subordinated securities were issued by Telefónica Europe, B.V.
The characteristic of undated deeply subordinated securities, the detail of the tender offer and the amounts repurchased in the operations and the amount amortized in advance, are the following (million euros):

Issue date	Annual Fix	Variable	Exercisable by issuer	12/31/2019	Tender Offer	Amount repurchased	Redemption	12/31/2020
02/05/2020	2.502%	from 05/05/27 rate SWAP + spread incremental	2027	—	—	—	—	500
09/24/2019	2.875%	from 09/24/27 rate SWAP + spread incremental	2027	500	—	—	—	500
03/14/2019	4.375%	from 03/14/25 rate SWAP + spread incremental	2025	1,300	—	—	—	1,300
03/22/2018	3%	from 12/04/23 rate SWAP + spread incremental	2023	1,250	—	—	—	1,250
	3.875%	from 09/22/26 rate SWAP + spread incremental	2026	1,000	—	—	—	1,000
12/07/2017	2.625%	from 06/07/23 rate SWAP + spread incremental	2023	1,000	—	—	—	1,000
09/15/2016	3.75%	from 03/15/22 rate SWAP + spread incremental	2022	1,000	—	—	—	1,000
03/30/2015(*)	8.50%	from 03/30/20 rate SWAP + spread incremental	2020	452	—	—	(452)	—
03/31/2014	5%	from 03/31/20 rate SWAP + spread incremental	2020	244			(244)	—
	5.875%	from 03/31/24 rate SWAP + spread incremental	2024	1,000	—	—	—	1,000
11/26/2013(**)	6.75%	from 11/26/20 rate SWAP + spread incremental	2020	205	205	(153)	(52)	—
09/18/2013	7.625%	from 09/18/21 rate SWAP + spread incremental	2021	292	292	(232)	(60)	—
				8,243				7,550
(*) Issued by Colombia Telecomunicaciones, S.A. ESP (500 million U.S. dollars).
(**) Security Issued in pounds sterling for a live nominal amount of 172 million pounds sterling.

In all issuances of undated deeply subordinated securities (hybrids instruments), the issuer has an option to defer the payment of coupons and holders of such securities cannot call for payment.
As the repayment of principal and the payment of coupons depend solely on Telefónica’s decision, these undated deeply subordinated securities are equity instruments and are presented under “Other equity instruments” in the accompanying consolidated statement of changes in equity.
In February 2020, Telefónica Europe, B.V. announced several transactions on its hybrid capital: (a) a new issue amounting to 500 million euros, guaranteed by Telefónica, S.A. The net proceeds of the new issue were allocated towards eligible green investments, mainly energy efficiency in the network transformation from copper to fiber optic in Spain and also self-generation of renewable energy. The settlement took place on February 5, 2020; (b) a tender offer on two hybrid instruments, one denominated in pounds sterling and one in euros, with first call dates in November 2020 and September 2021, respectively. Telefónica Europe, B.V. accepted the purchase in cash of any and all of the tendered securities in an aggregate principal amount of 128 million pounds sterling and 232 million euros, respectively. The tender offer settled on February 6, 2020; (c) following the settlement of the offer and subsequent cancellation of the repurchased securities, announced on February 11, 2020 the exercise of the early redemption option with respect to both instruments, according to their respective terms and conditions, for the remaining outstanding securities (112 million euros equivalent); and (d) on February 13, 2020 announced the exercise of the redemption option with respect to the 244 million euros outstanding securities issued in March 2014.
On March 30, 2020, Colombia Telecomunicaciones, S.A. ESP exercised of the redemption option with respect to the 500 million U.S. dollars outstanding securities issued in March 2015.
In 2020, the payment of the coupons related to hybrids instruments, in an aggregate amount, net of tax effects, of 335 million euros (256 million and 392 million euros in 2019 and 2018, respectively), was recorded as “Retained earnings” in the consolidated statements of changes in equity. In 2020 and 2019, the coupons related to the undated deeply subordinated securities was impacted by the premium of the tender offer in each of these periods amounting to 27 million euros and 28 million euros, respectively.
d) Legal reserve
According to the consolidated text of the Spanish Corporate Enterprises Act, companies must transfer 10% of profit for the year to a legal reserve until this reserve reaches at least 20% of share capital. The legal reserve can be used to increase capital by the amount exceeding 10% of the increased share capital amount. Except for this purpose, until the legal reserve exceeds the limit of 20% of share capital, it can only be used to offset losses, if there are no other reserves available. At December 31, 2019, this reserve was fully constituted and amounted to 1,038 million euros. As of December 31, 2020 the legal reserve amounts to 1,038 million euros representing 18.79% of the share capital at the date).
e) Retained earnings
These reserves include undistributed profits of companies constituting the consolidated Group minus interim dividends paid against profit for the year, actuarial gains and losses, the impact of the asset ceiling on defined benefit plans and the payment of coupons related to subordinated securities, if applicable.
These reserves also include revaluation reserves and the reserve for canceled share capital. These reserves are regulated by some restrictions for their distribution.
Revaluation reserves
The balance of Revaluation reserves arose as a result of the revaluation made pursuant to Spanish Royal Decree-Law 7/1996 of June 7, and may be used, free of tax, to offset any losses incurred in the future and to increase capital. It may also be allocated to unrestricted reserves, provided that the capital gain has been realized.
The capital gain will be deemed to have been realized in respect of the portion on which the depreciation was recorded for accounting purposes or when the revalued assets were transferred or recognized. In this respect, 5 million euros were reclassified to “Retained earnings” in 2020 (5 million euros in 2019) corresponding to revaluation reserves subsequently considered to be unrestricted. At December 31, 2020, this reserve amounted to 62 million euros (67 million euros at December 31, 2019).
Reserve for canceled share capital
In accordance with Section 335.c) of the Spanish Corporate Enterprises Act and to render null and void the right of opposition provided for in Section 334 of the same Act, whenever the Company decreases capital, it should record a reserve for canceled share capital for an amount equal to the par value of the canceled shares, which can only be used upon satisfaction of the same requirements as those applicable to the reduction of share capital. In 2020 and 2019, no amount was recorded in this account. The cumulative amount is 731 million euros.
f) Translation differences
The breakdown of the accumulated contribution of translation differences attributable to equity holders of the parent at December 31 is as follows:

Millions of euros	2020	2019	2018
Brazilian real	(15,365)	(10,910)	(10,603)
Pound sterling	(3,344)	(2,868)	(3,266)
Venezuelan bolivar	(3,754)	(3,728)	(3,516)
Argentine peso	(2,178)	(1,936)	(1,890)
Other currencies	(1,339)	(810)	(882)
Total Group	(25,980)	(20,252)	(20,157)
The translation differences of 2019 and 2018 were changed, with a counterparty in retained earnings, to reflect the accounting policy change indicated in Note 2.
g) Adjustment on initial application of IFRS 16, IFRS 15 and IFRS 9
The initial application of IFRS 16 Leases (see Note 2) effective as of January 1, 2019, had a net impact on total equity in 2019 amounting to 16 million euros, 11 million euros attributable to equity holders and 5 million euros attributable to minority interests.
The initial application of IFRS 9 Financial instruments and IFRS 15 Revenue from contracts with customers, effective as of January 1, 2018, had a net impact on total equity amounting to -165 million euros and 743 million euros, respectively in 2018, with the following detail:

Millions of euros	IFRS 9	IFRS 15	Total
Gross impact on equity	(221)	1,006	785
Tax effect	56	(263)	(207)
Impact on equity	(165)	743	578
Attributable to equity holders	(142)	654	512
Attributable to non-controlling interest	(23)	89	66
The amount reclassified to other comprehensive income from retained earnings, related to impairment losses of previous years, was included in the adjustment on initial application.
h) Treasury share instruments
Telefónica, S.A. held the following treasury shares at December 31, 2020, 2019 and 2018:

		Euros per share
	Number of shares	Acquisition price	Trading price	Market value(*)%
Treasury shares at 12/31/20	98,231,380	4.84	3.25	319	1.77748%
Treasury shares at 12/31/19	77,562,635	9.88	6.23	483	1.49385%
Treasury shares at 12/31/18	65,496,120	10.48	7.34	481	1.26145%
(*) Millions of euros.
The following transactions involving treasury shares were carried out in 2020, 2019 and 2018:

Number of shares
Treasury shares at 12/31/17	65,687,859
Acquisitions	—
Employee share option plan	(191,739)
Treasury shares at 12/31/18	65,496,120
Acquisitions	14,033,446
Employee share option plan	(1,966,931)
Treasury shares at 12/31/19	77,562,635
Acquisitions	68,640,303
Scrip dividend	6,252,817
Employee share option plan	(3,118,898)
Other movements	(51,105,477)
Treasury shares at 12/31/20	98,231,380
There were treasury shares purchases in 2020 amounting to 234 million euros (99 million euros in 2019). There were no treasury shares purchases in 2018.
On February 28, 2020, Telefónica de Contenidos, S.A.U. acquired 50% of the capital stock of Prosegur Alarmas, S.L. with an in-kind delivery of 49,545,262 Telefónica shares, previously acquired to the Company, equivalent to 266 million euros as of the quotation on the delivery date included in "other movements" (see Note 2).
On September 30, 2018, the second cycle of the Telefónica, S.A. long-term incentive plans called "Talent for the Future Share Plan (TFSP)" ended, which did not entail the delivery of any shares (see Note 27).
The Company maintains derivative financial instruments subject to net settlement on a notional equivalent of 176 million of Telefónica shares at December 31, 2020 (48 million shares at December 31, 2019), recognized under “Current financial liabilities” in the consolidated statement of financial position in both years.
i) Equity attributable to non-controlling interests
“Equity attributable to non-controlling interests” represents the share of non-controlling interests in the equity and income or loss for the year of fully consolidated Group companies. The movements in this balance for the 2020, 2019 and 2018 consolidated statements of financial position are as follows:

Millions of euros	Balance at 12/31/19	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/20
Telefônica Brasil, S.A.	4,442	(2)	—	(272)	217	(1,296)	17	3,106
Telefónica Deutschland Holding, A.G.	2,544	—	—	(156)	(30)	—	(12)	2,346
Colombia Telecomunicaciones, S.A., ESP	526	—	—	—	11	(62)	(67)	408
Telefónica Centroamericana Inversiones, S.L.	106	—	—	(39)	(8)	(5)	1	55
Telxius Telecom, S.A.	681	323	—	(44)	187	(69)	11	1,089
Other	33	—	(3)	(5)	(2)	(3)	1	21
Total	8,332	321	(3)	(516)	375	(1,435)	(49)	7,025

Millions of euros	Balance at 12/31/18	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/19
Telefônica Brasil, S.A.	4,604	(3)	—	(374)	307	(85)	(7)	4,442
Telefónica Deutschland Holding, A.G.	2,873	—	—	(247)	(75)	—	(7)	2,544
Colombia Telecomunicaciones, S.A., ESP	523	(1)	—	—	11	4	(11)	526
Telefónica Centroamericana Inversiones, S.L.	316	—	(414)	—	196	7	1	106
Telxius Telecom, S.A.	677	—	—	(87)	86	7	(2)	681
Other	40	—	—	(2)	(3)	—	(2)	33
Total	9,033	(4)	(414)	(710)	522	(67)	(28)	8,332

Millions of euros	Balance at 12/31/17	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/18
Telefônica Brasil, S.A.	5,018	—	—	(406)	556	(550)	(14)	4,604
Telefónica Deutschland Holding, A.G.	3,114	—	—	(238)	(88)	—	85	2,873
Colombia Telecomunicaciones, S.A., ESP	523	—	—	—	41	(19)	(22)	523
Telefónica Centroamericana Inversiones, S.L.	307	—	—	(28)	30	7	—	316
Telxius Telecom, S.A.	694	139	—	(231)	80	5	(10)	677
Other	42	—	1	(3)	—	(1)	1	40
Total	9,698	139	1	(906)	619	(558)	40	9,033

In 2020, "Sales of non-controlling interests and inclusion of companies" reflects the capital increase of Telxius amounting to 645 million euros, of which 323 million euros correspond to non-controlling interest. The profit for the year attributed to Telxius Group in 2020 includes the effect of the recognition of deferred tax assets for temporary differences of Telxius Towers Germany amounting to 184 million euros (see Note 25).
In 2019, "Acquisitions of non-controlling interests and exclusion of companies" reflects the effect of the sale of Telefónica Móviles Guatemala, Telefonía Celular de Nicaragua and Telefónica Móviles Panamá, amounting to 114, 112 and 188 million euros, respectively (see Note 2). Telefónica Centroamericana Inversiones, S.L.'s "Profit/(loss) for the year" has been affected by the capital gain attributable to minorities related to such sales.
In 2018, “Sales of non-controlling interests and inclusion of companies” reflected the effect of the sale of 16.65% of the total share capital of Pontel to a subsidiary of the Pontegadea Group amounting to 378.8 million euros. This participation is equivalent to an indirect participation of 9.99% in the share capital of Telxius (see Note 5).
Note 4 contains the revenues, OIBDA, Operating income, capital expenditure and the main items of the statement of financial position for the main segments of the Telefónica Group with non-controlling interests, namely Telefónica Brazil, Telefónica Germany and Telxius Group. The detail of these figures for Colombia Telecomunicaciones is as follows:

Millions of euros
Colombia Telecomunicaciones	2020	2019	2018
Revenues	1,249	1,410	1,468
OIBDA	438	558	556
Depreciation and amortization	(325)	(386)	(385)
Operating income	113	172	171
Capital Expenditure	156	309	192
Fixed Assets	1,530	1,904	1,950
Total allocated assets	2,864	3,296	3,073
Total allocated liabilities	2,049	1,825	1,615
The statements of cash flows of these companies are as follows:

Millions of euros
Telefónica Brazil	2020	2019	2018
Net cash flow provided by operating activities	3,517	4,231	3,599
Net cash flow used in investing activities	(1,238)	(1,900)	(2,012)
Net cash flow used in financing activities	(1,817)	(2,230)	(1,660)
	462	101	(73)

Millions of euros
Telefónica Germany	2020	2019	2018
Net cash flow provided by operating activities	2,386	2,249	1,898
Net cash flow used in investing activities	(459)	(1,194)	(1,137)
Net cash flow used in financing activities	(1,342)	(997)	(569)
	585	58	192

Millions of euros
Colombia Telecomunicaciones	2020	2019	2018
Net cash flow provided by operating activities	276	237	344
Net cash flow provided by (used in) investing activities	(189)	15	(167)
Net cash flow provided by (used in) financing activities	(42)	(169)	(229)
	45	83	(52)

Millions of euros
Telxius	2020	2019	2018
Net cash flow provided by operating activities	528	463	341
Net cash flow provided by (used in) investing activities	(1,141)	(199)	(175)
Net cash flow provided by (used in) financing activities	575	(251)	(239)
	(38)	13	(73)